Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES
13.	LEASES

Leases are classified as operating lease and finance lease in accordance with ASU 2016-02. The Group’s operating leases mainly related to offices facilities and IDC facilities. For leases with terms greater than 12 months, the Group records the related asset and obligation at the present value of lease payments over the term.

As of December 31, 2019 and 2020, the operating lease’s weighted average remaining lease terms were 9.8 years and 8.6 years, respectively, and weighted average discount rates were 5.42% and 5.46%, respectively. As of December 31, 2019 and 2020, the finance lease’s weighted average remaining lease terms were 3.0 years and 2.0 years, respectively, and weighted average discount rates were 5.50% and 5.50%, respectively.

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Finance lease
Computer equipment	20,334	40,882	6,265
Accumulated depreciation	(1,212)	(11,434)	(1,752)
Computer equipment, net	19,122	29,448	4,513
Finance lease liabilities, current portion	6,684	17,767	2,723
Finance lease liabilities	10,348	11,513	1,764
Total finance lease liabilities	17,032	29,280	4,487

The components of lease cost were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Operating lease costs(i)	183,578	173,815	26,638
Finance lease costs
Amortization of ROU assets	579	25,010	3,833
Interest on lease liabilities	—	4,251	651
Total finance lease costs	579	29,261	4,484

(i)	Excluding cost of short-term contracts. Short-term lease costs for the years ended December 31, 2019 and 2020 were RMB357 million and RMB451 million (US$69 million).

Finance lease costs were recorded as cost of revenues and interest expenses. For the years ended December 31, 2019 and 2020, the amount of interest expense for finance leases was nil and RMB 4,251 (US$ 651). Variable lease costs were immaterial for the years ended December 31, 2019 and 2020. For the years ended December 31, 2019 and 2020, no lease costs for operating and finance leases were capitalized.

Cash paid for amounts included in the measurement of lease liabilities:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Operating cash payments for operating leases	208,560	208,493	31,953
Operating cash payments for finance leases	—	662	101
Financing cash payments for finance leases	397	9,020	1,382

ROU assets obtained in exchange for lease obligations:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Operating leases	323,242	359,168	55,045
Finance leases	18,950	15,208	2,331

Future lease payments under lease liabilities as of December 31, 2020 were as follows:

	Operating leases		Finance leases
	RMB	US$	RMB	US$
Year ending December 31,
2021	206,475	31,644	14,052	2,154
2022	200,204	30,683	14,052	2,154
2023	145,255	22,261	3,579	549
2024	78,449	12,023	—	—
2025	74,624	11,437	—	—
Thereafter	526,434	80,678	—	—
Total future lease payments	1,231,441	188,726	31,683	4,857
Less: Imputed interest	(262,458)	(40,223)	(2,403)	(370)
Total lease liability balance	968,983	148,503	29,280	4,487